Subsequent events (Details Narrative) $ / shares in Units, € in Millions, $ in Millions	Feb. 18, 2026 EUR (€) shares	Feb. 14, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Non-adjusting events after reporting period [member] | Royal Uranium Inc [member]
IfrsStatementLineItems [Line Items]
Group interest	100.00%
Non-adjusting events after reporting period [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Stock valuation | €	€ 15.0
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 0.0035	$ 0.0035
Class A ordinary shares [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued		577,124
Proceeds from stock | $		$ 2.6
Class A ordinary shares [member] | Non-adjusting events after reporting period [member] | Share exchange agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued	3,750,025
Pre funded warrants [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued		129,005
Warrants [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued		706,129
Exercise price | $ / shares		$ 5.148
Warrants two [member] | Non-adjusting events after reporting period [member] | February, 2026 securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Shares issued		706,129
Exercise price | $ / shares		$ 6.864